Derivatives - Nominal amounts and fair values of trading and hedging derivatives - Collateral provided (Details) - Financial instruments in connection with derivative transactions in organized markets - MXN ($)
$ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Financial instruments
Collateral provided	$ 4,123	$ 5,153
Cash | Mercado Mexicano de Derivados, S.A. de C.V.
Financial instruments
Collateral provided	3,113	3,865
Cash | Chicago Mercantile Exchange
Financial instruments
Collateral provided	1,009	1,286
Cash | Foreign financial Institutions
Financial instruments
Collateral provided	$ 1	$ 2